EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Owners of the parent company	$ 10,305,179	$ 6,037,186	$ 39,949,661
Weighted average number of ordinary shares for the purposes of basic earnings per share (in thousands of shares)	583,536	585,317	592,046
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in thousands of shares)	583,536	585,317	592,046
Earnings per share, basic from continued operations (in pesos per share)	$ 17.6599	$ 10.3144	$ 67.4772
Earnings per share, diluted from continued operations (in pesos per share)	$ 17.6599	$ 10.3144	$ 67.4772